LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of weighted-average remaining lease term and discount rate

Year ended
December 31,
2022
Weighted average remaining lease term	1.83 years
Weighted average discount rate	2.14%

Schedule of supplemental cash flows information related to the lease costs for operating leases

December 31,
2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases (*)	$8,852

(*) Total operating cash flows for operating leases have been reduced by lease receipt in the amount of $743 in connection with lease modification agreement of the Company’s U.S. subsidiary, due to lease termination prior to its scheduled expiration date.

Schedule of maturities of operating lease liabilities

Year ending December 31,
2023	$8,199
2024	2,112
2025	1,103
2026	847
2027 and thereafter	2,200

Total lease payments	$14,461

Less- imputed interest	$(743)
Present value of lease liabilities	$13,718

Schedule of future sales-type lease receipts

Year ending December 31,
2023	$7,972
2024	6,632
2025	4,382
2026	1,460
2027 and thereafter	625
Total Future Minimum receipts	$21,071
Less - Unearned interest income	$(463)
Total	$20,608